Organization	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization

American Realty Capital Trust III, Inc. (the "Company"), was incorporated on October 15, 2010, as a Maryland corporation that qualified as a real estate investment trust ("REIT") for U.S. federal income tax purposes for the taxable year ended December 31, 2011. On March 31, 2011, the Company commenced its initial public offering (the "IPO") on a "reasonable best efforts" basis of up to 150.0 million shares of common stock, $0.01 par value per share at a price of $10.00 per share, subject to certain volume and other discounts, pursuant to a registration statement on Form S-11, as amended (File No. 333-170298) (the "Registration Statement"), filed with the U.S. Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, as amended. The Registration Statement also covered up to 25.0 million shares available pursuant to a distribution reinvestment plan (the "DRIP") under which the Company's common stockholders were able to elect to have their distributions reinvested in additional shares of the Company's common stock at a price initially equal to $9.50 per share, which was 95% of the offering price in the primary offering. The Company sold 20,000 shares of common stock to American Realty Capital III Special Limited Partnership, LLC (the "Special Limited Partner"), an entity wholly owned by AR Capital, LLC (the "Sponsor"), on October 20, 2010, at $10.00 per share. In August 2011, the Company had raised proceeds sufficient to break escrow in connection with the IPO.

As of August 31, 2012, the Company had issued the entire 150.0 million shares of common stock registered in connection with its IPO, plus 1.0 million shares of common stock pursuant to the DRIP, and in accordance with the Registration Statement, reallocated the remaining 24.0 million shares of common stock initially registered for issuance pursuant to the DRIP to the primary offering. In addition, on August 30, 2012, the Company registered an additional 25.0 million shares to be used under the DRIP pursuant to a registration statement on Form S-3 (File No. 333-183649). On September 28, 2012, the Company announced the close of the IPO following the successful achievement of its target equity raise of $1.7 billion, including shares reallocated from registration for the DRIP. As of December 31, 2012, the Company had 176.9 million shares of common stock outstanding, including unvested restricted shares and shares issued pursuant to the DRIP and had received total proceeds from these issuances of $1.8 billion. As of December 31, 2012, the aggregate value of all issuances and subscriptions of common stock outstanding was $1.8 billion, based on a per share value of $10.00 (or $9.50 per share for shares issued under the DRIP).

The Company was formed to primarily acquire a diversified portfolio of commercial properties, comprised primarily of freestanding single-tenant properties that are net leased to investment grade and other creditworthy tenants. All such properties may be acquired and operated by the Company alone or jointly with another party. The Company may also originate or acquire first mortgage loans secured by real estate. American Realty Capital Advisors III, LLC (the "Advisor"), is the Company's affiliated advisor. The Company purchased its first property and commenced real estate operations in September 2011. As of December 31, 2012, the Company owned 507 properties with an aggregate purchase price of $1.5 billion, comprised of 13.0 million rentable square feet which were 100% leased.

Substantially all of the Company's business is conducted through American Realty Capital Operating Partnership III, L.P. (the "OP"), a Delaware limited partnership. The Company is the sole general partner of the OP and the Advisor holds 202 units of limited partner interests in the OP ("OP Units") (a non-controlling interest), which represent a nominal percentage of the aggregate equity interest. During the year ended December 31, 2012, the Company, the OP and unaffiliated third party investors entered into contribution agreements pursuant to which the OP issued, in the aggregate, 773,656 OP units in exchange for $7.4 million of aggregate cash contributions by the unaffiliated third party investors to the OP. As of December 31, 2012, the unaffiliated third party investors hold 773,656 OP Units (non-controlling interest), which also represent a nominal percentage of the aggregate equity interest in the OP. After holding the OP Units for a period of one year, or upon the liquidation of the OP or sale of substantially all of the assets of the OP, holders of the OP Units have the right to convert OP units for the cash value of a corresponding number of shares of common stock or, at the option of the OP, a corresponding number of shares of the Company's common stock, as allowed by the limited partnership agreement of the OP. The remaining rights of the limited partner interest are limited, however, and do not include the ability to replace the general partner or to approve the sale, purchase or refinancing of the OP's assets.

The Company has retained the Advisor to manage its affairs on a day-to-day basis. The Company has retained American Realty Capital Properties III, LLC (the "Property Manager"), an entity wholly owned by the Special Limited Partner, to serve as the Company's property manager. Realty Capital Securities, LLC (the "Dealer Manager"), an affiliate of the Sponsor, served as the dealer manager of the Company's IPO. The Advisor, Property Manager and Dealer Manager are related parties and have received and/or will receive, as applicable, compensation and fees for services related to the IPO and for the investment and management of the Company's assets. Such entities receive fees during the offering, acquisition, operational and liquidation stages of the Company.